FINANCIAL RISK MANAGEMENT - Currency Exposure (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Assets
Current assets	$ 2,751	$ 4,880
Non-current assets	18,431	22,496
Total assets	21,182	27,376
Liabilities
Current liabilities	4,828	5,985
Non-current liabilities	11,594	17,320
Total liabilities	16,422	23,305
Non-controlling interests	3,880	3,712
Net investment attributable to Brookfield Business Partners	880	359
USD
Assets
Current assets	1,028	2,463
Non-current assets	10,437	13,591
Total assets	11,465	16,054
Liabilities
Current liabilities	2,728	3,512
Non-current liabilities	6,131	11,724
Total liabilities	8,859	15,236
Non-controlling interests	2,505	1,798
Net investment attributable to Brookfield Business Partners	101	(980)
AUD
Assets
Current assets	719	930
Non-current assets	4,126	4,824
Total assets	4,845	5,754
Liabilities
Current liabilities	1,090	981
Non-current liabilities	2,647	3,038
Total liabilities	3,737	4,019
Non-controlling interests	618	837
Net investment attributable to Brookfield Business Partners	490	898
GBP
Assets
Current assets	186	379
Non-current assets	155	340
Total assets	341	719
Liabilities
Current liabilities	358	770
Non-current liabilities	72	92
Total liabilities	430	862
Non-controlling interests	0	(33)
Net investment attributable to Brookfield Business Partners	(89)	(110)
CAD
Assets
Current assets	156	88
Non-current assets	24	61
Total assets	180	149
Liabilities
Current liabilities	88	81
Non-current liabilities	30	72
Total liabilities	118	153
Non-controlling interests	0	12
Net investment attributable to Brookfield Business Partners	62	(16)
EUR
Assets
Current assets	0	324
Non-current assets	0	284
Total assets	0	608
Liabilities
Current liabilities	0	155
Non-current liabilities	0	100
Total liabilities	0	255
Non-controlling interests	0	208
Net investment attributable to Brookfield Business Partners	0	145
BRL
Assets
Current assets	648	390
Non-current assets	3,683	3,219
Total assets	4,331	3,609
Liabilities
Current liabilities	555	364
Non-current liabilities	2,713	2,194
Total liabilities	3,268	2,558
Non-controlling interests	757	757
Net investment attributable to Brookfield Business Partners	306	294
Other
Assets
Current assets	14	306
Non-current assets	6	177
Total assets	20	483
Liabilities
Current liabilities	9	122
Non-current liabilities	1	100
Total liabilities	10	222
Non-controlling interests	0	133
Net investment attributable to Brookfield Business Partners	$ 10	$ 128